Barclays Bank PLC parent condensed balance sheet (Tables)	6 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Barclays Bank PLC condensed balance sheet

	As at 30.06.21	As at 31.12.20
Assets	£m	£m
Cash and balances at central banks	139,089	133,386
Cash collateral and settlement balances	85,357	87,723
Loans and advances at amortised cost	191,048	191,538
Reverse repurchase agreements and other similar secured lending	5,745	11,535
Trading portfolio assets	95,985	84,089
Financial assets at fair value through the income statement	241,198	203,073
Derivative financial instruments	247,767	297,129
Financial assets at fair value through other comprehensive income	48,618	50,308
Investment in associates and joint ventures	12	13
Investment in subsidiaries	19,168	17,780
Goodwill and intangible assets	109	112
Property, plant and equipment	149	425
Current tax assets	566	545
Deferred tax assets	1,122	1,171
Retirement benefit assets	2,652	1,812
Other assets	1,652	913
Total assets	1,080,237	1,081,552

Liabilities
Deposits at amortised cost	271,293	272,190
Cash collateral and settlement balances	69,758	68,862
Repurchase agreements and other similar secured borrowing	18,849	27,722
Debt securities in issue	30,404	17,221
Subordinated liabilities	28,813	31,852
Trading portfolio liabilities	54,033	48,093
Financial liabilities designated at fair value	310,115	267,137
Derivative financial instruments	238,875	292,538
Current tax liabilities	390	336
Deferred tax liabilities	29	225
Retirement benefit liabilities	113	104
Other liabilities	5,701	3,145
Provisions	776	984
Total liabilities	1,029,149	1,030,409

Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	13,328	13,328
Other reserves	(541)	776
Retained earnings	35,953	34,691
Total equity	51,088	51,143

Total liabilities and equity	1,080,237	1,081,552